Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of loans principal, interest and financing service fee receivables - CNY (¥)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Home equity loan:
Loans principal, interest and financing service fee receivables	¥ 9,259,642,529	¥ 9,412,717,366
- Individually assessed	(45,635,286)	(61,479,897)
- Collectively assessed	(965,307,764)	(914,370,954)
Subtotal	(1,010,943,050)	(975,850,851)
Net loans principal, interest and financing service fee receivables of home equity loan	8,248,699,479	8,436,866,515
Corporate loan:
Loans principal, interest and financing service fee receivables	284,982,538
Less: allowance for credit losses	(6,136,295)
Net loans principal, interest and financing service fee receivables of corporate loan	278,846,243
Net loans principal, interest and financing service fee receivables	¥ 8,527,545,722	¥ 8,436,866,515